Income From Reinsurance Ceded - Summary of Income From Reinsurance Ceded (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income From Reinsurance Ceded [abstract]
Recovered claims and benefits	€ 3,250	€ 3,367	€ 3,127
Change in technical provisions	310	1	424
Commissions	406	218	241
Total	€ 3,965	€ 3,586	€ 3,791